SELECTED STATEMENTS OF INCOME DATA (Schedule of Net Earnings Per Share) (Details) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
SELECTED STATEMENTS OF INCOME DATA [Abstract]
Numerator - Net income available to ordinary shareholders	$ 55,275	$ 67,894	$ 57,263
Denominator for basic net earnings per share - Weighted average number of shares	60,388	60,905	62,924
Add-employee stock options and RSU	1,442	1,356	1,317
Denominator for diluted net earnings per share - adjusted weighted average shares	61,830	62,261	64,241